Interest Rates and Maturities on Rabobank Senior Facility Agreements (Detail)	12 Months Ended
Dec. 31, 2011
Credit Facility A [Member] | Denominated In Usd [Member]
Debt Instrument [Line Items]
Interest Rate, description	LIBOR +2.00
Interest Rate	2.00%
Maturity Date	Aug. 31, 2014
Credit Facility A [Member] | Denominated In Euro [Member]
Debt Instrument [Line Items]
Interest Rate, description	EURIBOR +2.00
Interest Rate	2.00%
Maturity Date	Aug. 31, 2014
Credit Facility B [Member] | Denominated In Usd [Member]
Debt Instrument [Line Items]
Interest Rate, description	LIBOR +2.00
Interest Rate	2.00%
Maturity Date	Aug. 31, 2015
Credit Facility B [Member] | Denominated In Euro [Member]
Debt Instrument [Line Items]
Interest Rate, description	EURIBOR +2.00
Interest Rate	2.00%
Maturity Date	Aug. 31, 2015
Credit Facility C [Member] | Denominated In Usd [Member]
Debt Instrument [Line Items]
Interest Rate, description	LIBOR +3.25
Interest Rate	3.25%
Maturity Date	Aug. 31, 2016
Credit Facility C [Member] | Denominated In Euro [Member]
Debt Instrument [Line Items]
Interest Rate, description	EURIBOR +3.25
Interest Rate	3.25%
Maturity Date	Aug. 31, 2016
Credit Facility D [Member] | Denominated In Usd [Member]
Debt Instrument [Line Items]
Interest Rate, description	LIBOR +4.25
Interest Rate	4.25%
Maturity Date	Aug. 31, 2017